STOCK OPTIONS (Details 2) - Employee Stock Option [Member] - $ / shares	3 Months Ended	9 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.57	$ 0.71	$ 0.59	$ 0.22	$ 0.22	$ 0.19
Number of Options	6,604,880	9,470,879	6,960,609	4,082,988	3,768,428	1,310,665
Number of Exercisable Options	3,488,476	6,439,092
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.165	$ 0.165
Number of Options	437,236	374,324
Expiry Date	Apr. 01, 2021	Apr. 01, 2021
Number of Exercisable Options	291,492	374,324
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23	$ 0.23
Number of Options	99,610	99,610
Expiry Date	Jun. 20, 2021	Jun. 20, 2021
Number of Exercisable Options	67,107	99,610
Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23	$ 0.23
Number of Options	2,972,592	1,981,728
Expiry Date	Jul. 01, 2021	Jul. 01, 2021
Number of Exercisable Options	2,972,592	1,981,728
Stock Option Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23	$ 0.23
Number of Options	225,442	204,460
Expiry Date	Feb. 17, 2022	Feb. 17, 2022
Number of Exercisable Options	157,285	136,314
Stock Option Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.22	$ 1.22
Number of Options	400,000	400,000
Expiry Date	Nov. 24, 2022	Nov. 24, 2022
Number of Exercisable Options	0	133,333
Stock Option Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.00	$ 1.00
Number of Options	2,470,000	2,430,000
Expiry Date	Dec. 14, 2022	Dec. 14, 2022
Number of Exercisable Options	0	810,000
Stock Option Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 1.00
Number of Options		250,000
Expiry Date		Apr. 26, 2023
Number of Exercisable Options		0
Stock Option Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 0.25
Number of Options		906,077
Expiry Date		Jul. 28, 2025
Number of Exercisable Options		906,077
Stock Option Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 0.25
Number of Options		86,972
Expiry Date		Dec. 30, 2025
Number of Exercisable Options		59,158
Stock Option Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 0.95
Number of Options		9,486
Expiry Date		Feb. 02, 2017
Number of Exercisable Options		9,486
Stock Option Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 0.95
Number of Options		111,937
Expiry Date		Mar. 28, 2023
Number of Exercisable Options		111,937
Stock Option Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 0.95
Number of Options		31,620
Expiry Date		Mar. 03, 2024
Number of Exercisable Options		31,620
Stock Option Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 0.95
Number of Options		15,810
Expiry Date		Mar. 14, 2024
Number of Exercisable Options		15,810
Stock Option Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 0.95
Number of Options		82,213
Expiry Date		Sep. 30, 2024
Number of Exercisable Options		82,213
Stock Option Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 0.95
Number of Options		7,431
Expiry Date		Jun. 02, 2025
Number of Exercisable Options		7,431
Stock Option Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 0.95
Number of Options		671,859
Expiry Date		Jul. 29, 2025
Number of Exercisable Options		671,859
Stock Option Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 0.95
Number of Options		57,353
Expiry Date		Dec. 30, 2025
Number of Exercisable Options		8,193
Stock Option Eighteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 1.05
Number of Options		36,697
Expiry Date		Feb. 02, 2017
Number of Exercisable Options		36,697
Stock Option Nineteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 1.05
Number of Options		433,027
Expiry Date		Mar. 28, 2023
Number of Exercisable Options		433,027
Stock Option Twenty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 1.05
Number of Options		122,324
Expiry Date		Mar. 03, 2024
Number of Exercisable Options		122,324
Stock Option Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 1.05
Number of Options		61,162
Expiry Date		Mar. 14, 2024
Number of Exercisable Options		61,162
Stock Option Twenty Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 1.05
Number of Options		318,042
Expiry Date		Sep. 30, 2024
Number of Exercisable Options		318,042
Stock Option Twenty Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 1.05
Number of Options		28,747
Expiry Date		Jun. 02, 2025
Number of Exercisable Options		28,747
Stock Option Twenty Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 1.00
Number of Options		750,000
Expiry Date		Aug. 08, 2023
Number of Exercisable Options		0